Shareholder Report	12 Months Ended	19 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000237191
Shareholder Report [Line Items]
Fund Name	U.S. High Yield ETF
Trading Symbol	THYF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. High Yield ETF ("the fund") for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield ETF	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  High yield bonds strongly advanced in the 12-month period ended May 31, 2024, as a pause in rate hikes, receding recession fears, healthy risk appetite, and favorable technical conditions—a pickup in primary issuance and improved market liquidity—supported performance.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the media, services, and leisure segments. By credit quality, our selection in the B and BB rating tiers provided meaningful relative contributions. Our underweight to BBs was also beneficial as lower qualities outperformed. The fund’s off-benchmark allocation to bank loans added relative value as they outperformed high yield bonds for the year.

  Relative to the style-specific benchmark, the fund’s weakest results were in the health care, capital goods, and technology and electronics industries. Our selection among CCC rated bonds also detracted.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities. We utilized the market’s rally to trim or exit names that we believed to be fully valued and redeployed the proceeds into higher-conviction ideas, selectively taking advantage of stronger primary issuance. We expect more income-like returns from here given tight spread levels. We significantly increased the credit quality of the fund and sought to maintain a current yield advantage versus the index by exchanging lower-coupon COVID-era bonds for higher-coupon paper and increasing bank loan exposure.

Line Graph [Table Text Block]
	U.S. High Yield ETF (Based on Net Asset Value)	(Regulatory Benchmark)	(Strategy Benchmark)
2022	$10,218	$10,406	$10,306
2023	$10,393	$10,401	$10,492
2023	$10,436	$10,613	$10,610
2023	$10,877	$10,501	$10,970
2023	$10,982	$10,529	$11,194
2024	$11,461	$10,748	$11,644
2024	$11,691	$10,752	$11,797

Average Annual Return [Table Text Block]
	1 Year	Since Inception 10/25/22
U.S. High Yield ETF (Based on Net Asset Value)	12.02%	10.27%
U.S. High Yield ETF (At Market Price)	11.93%	10.62%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31%	4.64%
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	11.18%	10.89%

Performance Inception Date		Oct. 25, 2022
AssetsNet	$ 53,719,000	$ 53,719,000
Holdings Count | Holding	105	105
Advisory Fees Paid, Amount	$ 223,000
InvestmentCompanyPortfolioTurnover	86.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$53,719 Number of Portfolio Holdings105 Investment Advisory Fees Paid (000s)$223 Portfolio Turnover Rate86.7%
Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BBB Rated	2.9%
BB Rated	31.5
B Rated	45.3
CCC Rated	7.1
Bank Debt	11.3
Reserves	1.9

*Credit ratings for the securities held in the Fund are provided by Moody's, Standard & Poor's, and Fitch and are converted to the Standard & Poor's nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. When a rating is available from all three agencies, the median rating is used. If there are two ratings, the lower rating is used, and if only one rating is available, that rating is used. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

AG Merger Sub II	2.1%
Six Flags Entertainment	2.0
Aretec Escrow Issuer 2	1.9
Sigma Holdco	1.8
Vistra	1.8
Energy Transfer	1.8
Enbridge	1.7
Heartland Dental/Heartland Dental Finance	1.6
Encino Acquisition Partners Holdings	1.4
Civitas Resources	1.4

Material Fund Change Name [Text Block]